Property and equipment - Changes in property and equipment (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Changes in property and equipment
Balance at the beginning	R$ 137,846	R$ 91,851	R$ 13,830
Addition	24,958	53,616	8,634
Business Combination	1,273	397
Write-offs	(602)	(7,223)
Balance at the end	163,475	137,846	91,851
Initial adoption of IFRS 16
Changes in property and equipment
Balance at the beginning			69,387
Adjusted balance
Changes in property and equipment
Balance at the beginning			83,217
Gross value of loans and advances to customers
Changes in property and equipment
Balance at the beginning	153,800	106,817	22,517
Addition	32,249	55,715	11,503
Business Combination	1,627	582
Write-offs	(602)	(9,315)
Balance at the end	187,074	153,800	106,817
Gross value of loans and advances to customers | Initial adoption of IFRS 16
Changes in property and equipment
Balance at the beginning			72,797
Gross value of loans and advances to customers | Adjusted balance
Changes in property and equipment
Balance at the beginning			95,314
Accumulated Depreciation
Changes in property and equipment
Balance at the beginning	(15,954)	(14,966)	(8,687)
Addition	(7,291)	(2,894)	(2,869)
Business Combination	(353)	(186)
Write-offs		2,092
Balance at the end	(23,598)	(15,954)	(14,966)
Accumulated Depreciation | Initial adoption of IFRS 16
Changes in property and equipment
Balance at the beginning			(3,410)
Accumulated Depreciation | Adjusted balance
Changes in property and equipment
Balance at the beginning			(12,097)
Furniture and Equipment
Changes in property and equipment
Balance at the beginning	10,145	14,511
Business Combination	1,257	113
Balance at the end	8,948	10,145	14,511
Furniture and Equipment | Gross value of loans and advances to customers
Changes in property and equipment
Balance at the beginning	10,219	18,958	13,486
Addition	2,926	4,939	5,472
Business Combination	1,567	164
Transfer	(99)	(11,106)
Write-offs	(600)	(2,736)
Balance at the end	14,012	10,219	18,958
Furniture and Equipment | Gross value of loans and advances to customers | Adjusted balance
Changes in property and equipment
Balance at the beginning			13,486
Furniture and Equipment | Accumulated Depreciation
Changes in property and equipment
Balance at the beginning	(74)	(4,447)	(2,698)
Addition	(4,681)	(111)	(1,749)
Business Combination	(309)	(51)
Transfer		4,535
Balance at the end	(5,064)	(74)	(4,447)
Furniture and Equipment | Accumulated Depreciation | Adjusted balance
Changes in property and equipment
Balance at the beginning			(2,698)
Data processing systems
Changes in property and equipment
Balance at the beginning	12,288	2,601
Business Combination		12
Balance at the end	14,317	12,288	2,601
Data processing systems | Gross value of loans and advances to customers
Changes in property and equipment
Balance at the beginning	12,348	9,598	9,031
Addition	1,740	4,985	567
Business Combination		66
Transfer	304
Write-offs	(2)	(2,301)
Balance at the end	14,390	12,348	9,598
Data processing systems | Gross value of loans and advances to customers | Adjusted balance
Changes in property and equipment
Balance at the beginning			9,031
Data processing systems | Accumulated Depreciation
Changes in property and equipment
Balance at the beginning	(60)	(6,997)	(5,989)
Addition	(12)	(60)	(1,008)
Business Combination		(53)
Transfer		7,050
Balance at the end	(72)	(60)	(6,997)
Data processing systems | Accumulated Depreciation | Adjusted balance
Changes in property and equipment
Balance at the beginning			(5,989)
Right of use asset
Changes in property and equipment
Balance at the beginning	107,946	67,883
Balance at the end	127,323	107,946	67,883
Right of use asset | Gross value of loans and advances to customers
Changes in property and equipment
Balance at the beginning	109,264	69,393
Addition	21,800	39,871
Balance at the end	131,064	109,264	69,393
Right of use asset | Gross value of loans and advances to customers | Initial adoption of IFRS 16
Changes in property and equipment
Balance at the beginning			69,393
Right of use asset | Gross value of loans and advances to customers | Adjusted balance
Changes in property and equipment
Balance at the beginning			69,393
Right of use asset | Accumulated Depreciation
Changes in property and equipment
Balance at the beginning	(1,318)	(1,510)
Addition	(2,423)
Write-offs		192
Balance at the end	(3,741)	(1,318)	(1,510)
Right of use asset | Accumulated Depreciation | Initial adoption of IFRS 16
Changes in property and equipment
Balance at the beginning			(1,510)
Right of use asset | Accumulated Depreciation | Adjusted balance
Changes in property and equipment
Balance at the beginning			(1,510)
Buildings
Changes in property and equipment
Balance at the beginning	7,467	5,352
Business Combination	17	272
Balance at the end	12,887	7,467	5,352
Buildings | Gross value of loans and advances to customers
Changes in property and equipment
Balance at the beginning	21,969	5,464
Addition	5,783	5,920	5,464
Business Combination	61	353
Transfer	(205)	11,106
Write-offs		(874)
Balance at the end	27,608	21,969	5,464
Buildings | Accumulated Depreciation
Changes in property and equipment
Balance at the beginning	(14,502)	(112)
Addition	(175)	(2,723)	(112)
Business Combination	(44)	(82)
Transfer		(11,585)
Balance at the end	R$ (14,721)	(14,502)	(112)
Equipments
Changes in property and equipment
Balance at the beginning		1,504
Balance at the end			1,504
Equipments | Gross value of loans and advances to customers
Changes in property and equipment
Balance at the beginning		3,404
Write-offs		(3,404)
Balance at the end			3,404
Equipments | Gross value of loans and advances to customers | Initial adoption of IFRS 16
Changes in property and equipment
Balance at the beginning			3,404
Equipments | Gross value of loans and advances to customers | Adjusted balance
Changes in property and equipment
Balance at the beginning			3,404
Equipments | Accumulated Depreciation
Changes in property and equipment
Balance at the beginning		(1,900)
Write-offs		R$ 1,900
Balance at the end			(1,900)
Equipments | Accumulated Depreciation | Initial adoption of IFRS 16
Changes in property and equipment
Balance at the beginning			(1,900)
Equipments | Accumulated Depreciation | Adjusted balance
Changes in property and equipment
Balance at the beginning			R$ (1,900)